Bahl & Gaynor Dividend ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%		Shares	Value
Communication Services - 5.2%
Alphabet, Inc. - Class A		80,796	$19,641,507
Meta Platforms, Inc. - Class A		23,468	17,234,430
			36,875,937

Consumer Discretionary - 7.1%
DR Horton, Inc.		28,230	4,784,138
Ferrari NV		11,431	5,546,550
Home Depot, Inc.		33,078	13,402,875
TJX Companies, Inc.		180,322	26,063,742
			49,797,305

Consumer Staples - 5.5%
Keurig Dr Pepper, Inc.		181,312	4,625,269
Mondelez International, Inc. - Class A		274,194	17,128,899
Procter & Gamble Company		49,221	7,562,807
Walmart, Inc.		92,214	9,503,575
			38,820,550

Energy - 5.7%
Chevron Corporation		37,193	5,775,701
Targa Resources Corporation		91,445	15,320,695
Williams Companies, Inc.		296,722	18,797,339
			39,893,735

Financials - 17.0%
Apollo Global Management, Inc.		89,736	11,959,117
Cboe Global Markets, Inc.		28,039	6,876,565
CME Group, Inc.		14,309	3,866,149
Evercore, Inc. - Class A		26,691	9,003,408
Hartford Insurance Group, Inc.		135,798	18,114,095
JPMorgan Chase & Company		44,799	14,130,949
KKR & Company, Inc.		69,101	8,979,675
Marsh & McLennan Companies, Inc.		87,070	17,547,217
Reinsurance Group of America, Inc.		79,825	15,336,777
Travelers Companies, Inc.		36,777	10,268,874
Victory Capital Holdings, Inc. - Class A		51,528	3,336,953
			119,419,779

Health Care - 13.0%
AbbVie, Inc.		100,283	23,219,526
Eli Lilly & Company		38,491	29,368,633
Encompass Health Corporation		93,255	11,845,250
Stryker Corporation		28,506	10,537,813
UnitedHealth Group, Inc.		48,768	16,839,590
			91,810,812

Industrials - 18.1%
Booz Allen Hamilton Holding Corporation		52,073	5,204,696
Broadridge Financial Solutions, Inc.		105,644	25,161,232
Carlisle Companies, Inc.		38,391	12,629,103
Carrier Global Corporation		150,063	8,958,761
Cintas Corporation		106,905	21,943,320
Hubbell, Inc.		19,181	8,253,776
L3Harris Technologies, Inc.		39,152	11,957,412
Parker-Hannifin Corporation		12,232	9,273,691
Snap-on, Inc.		20,835	7,219,953
Waste Management, Inc.		76,447	16,881,791
			127,483,735

Information Technology - 22.3%
Accenture PLC - Class A		26,091	6,434,041
Analog Devices, Inc.		44,022	10,816,205
Broadcom, Inc.		136,146	44,915,927
Motorola Solutions, Inc.		56,652	25,906,393
Oracle Corporation		43,541	12,245,471
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR		149,512	41,757,206
Western Digital Corporation		124,162	14,906,890
			156,982,133

Materials - 1.6%
Air Products and Chemicals, Inc.		13,486	3,677,902
Avery Dennison Corporation		44,890	7,279,811
			10,957,713

Utilities - 4.4%
CMS Energy Corporation		80,784	5,918,236
NextEra Energy, Inc.		190,780	14,401,982
Sempra		119,978	10,795,621
			31,115,839
TOTAL COMMON STOCKS (Cost $587,257,067)			703,157,538

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.2%		Par	Value
4.06%, 11/28/2025 (a)		234,000	232,494
4.00%, 12/04/2025 (a)		95,000	94,342
3.87%, 12/09/2025 (a)		12,000	11,912
3.91%, 12/11/2025 (a)		431,000	427,732
3.85%, 12/18/2025 (a)		345,000	342,117
3.84%, 12/26/2025 (a)		216,000	214,015
3.82%, 12/30/2025 (a)		124,000	122,808
TOTAL U.S. TREASURY BILLS (Cost $1,445,451)			1,445,420

TOTAL INVESTMENTS - 100.1% (Cost $588,702,518)			704,602,958
Liabilities in Excess of Other Assets - (0.1)%			(676,745)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$703,926,213
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Zero coupon bond, the rate shown is the annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Bahl & Gaynor Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$703,157,538	$–	$–	$703,157,538
U.S. Treasury Bills	–	1,445,420	–	1,445,420
Total Investments	$703,157,538	$1,445,420	$–	$704,602,958

Refer to the Schedule of Investments for further disaggregation of investment categories.